Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net fee And Commission Income [Line Items]
Underwriting fees	$ 568	$ 579	$ 1,463
M&A and corporate finance fees	840	804	1,102
Brokerage fees	3,542	3,484	4,382
Investment fund fees	4,837	4,942	5,790
Portfolio management and related services	10,673	9,059	9,762
Other	3,306	1,920	1,874
Total fee and commission income	23,766	20,789	24,372
Total fee and commission expense	2,195	1,823	1,985
Net fee and commission income	21,570	18,966	22,387
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	13,753	12,990	14,545
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	2,733	1,654	1,644
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	3,325	2,840	3,337
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	3,955	3,296	4,814
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(128)	10	33
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	128	0	0
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	15,911	14,229	15,410
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	7,761	6,492	8,692
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 94	$ 68	$ 269